Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Taxes

The significant components of net deferred taxes as of December 31, 2024, and 2023 are shown in the following table:

	2024	2023
Deferred tax assets:
Net benefit from tax loss carryforwards	$5,536,408	$5,000,743
Deferred revenues	—	264,997
Valuation allowance	(5,536,408)	(5,265,740)
Net deferred taxes	$—	$—

Schedule of Income Tax Provision	The following table shows the income taxes in 2024, 2023 and 2022:
	2024	2023	2022
Current tax	$—	$—	$—
Deferred income tax (benefit)	(270,668)	(1,515,501)	(1,004,681)
	(270,668)	(1,515,501)	(1,004,681)
Change in valuation allowance	270,668	1,515,501	1,004,681
Total income tax expense	$—	$—	$—

Schedule of Effective Reconciliation of the Federal Income Tax Rate	The following table shows the reconciliation between expected and effective tax rate:
	2024	2023	2022
Statutory tax rate	10.6%	10.6%	10.6%
Effect of temporary differences	3.1%	1.9%	(4.8)%
Change in valuation allowance on deferred tax assets	(13.7)%	(12.5)%	(5.8)%
Effective tax rate	—%	—%	—%